Short-term Investments	12 Months Ended
Dec. 31, 2023
Short-term Investments
Short-term Investments

4.    Short-term Investments

	As of December 31,
	2022	2023
	US$	US$
Time deposits	818,885	288,758
Equity securities with readily determinable fair value (1)	2,249	2,265
Total short-term investments	821,134	291,023
(1)	Starting from July 2021, the Group, from time to time, invested in ordinary shares of a listed company and disposed of portion of the investments. For the years ended December 31, 2021, 2022 and 2023, the Group recorded fair value losses on short-term equity investment of US$1,998, US$2,056 and gains of US$54, respectively, in financial income, net in the consolidated statements of comprehensive loss. This investment is classified as equity securities with readily determinable fair values.